Financial assets and liabilities - Cross currency interests rate swaps (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Borrowings and Interest Payable [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	$ 46,000,000	$ 13,000,000